United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/09

Date of Reporting Period:  Quarter ended 6/30/09

Item 1.                      Schedule of Investments

Federated Mortgage Fund

Portfolio of Investments

June 30, 2009 (unaudited)

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--92.7%
		Federal Home Loan Mortgage Corporation--63.7%
$37,912,534	1	4.500%, 6/1/2019 - 7/1/2039	$38,358,614
69,846,020		5.000%, 2/1/2019 - 7/1/2039	71,426,851
61,918,249		5.500%, 4/1/2021 - 7/1/2039	64,168,618
28,118,990		6.000%, 9/1/2021 - 2/1/2038	29,568,114
3,514,550		6.500%, 10/1/2037	3,740,369
615,201		7.500%, 1/1/2027 - 2/1/2031	673,834
51,590		8.000%, 3/1/2031	57,205
		TOTAL	207,993,605
		Federal National Mortgage Association--27.0%
1,167,421		4.500%, 12/1/2019	1,211,337
17,673,226		5.000%, 7/1/2019 - 10/1/2035	18,261,894
33,789,075		5.500%, 9/1/2034 - 4/1/2036	34,999,612
26,830,890	1	6.000%, 11/1/2034 - 7/1/2039	28,085,090
4,544,260		6.500%, 2/1/2014 - 9/1/2036	4,861,494
671,842		7.000%, 6/1/2016 - 2/1/2030	722,468
15,852		7.500%, 4/1/2015	17,056
20,055		8.000%, 12/1/2026	22,149
		TOTAL	88,181,100
		Government National Mortgage Association--2.0%
6,000,000	1	5.000%, 7/20/2039	6,098,437
151,070		7.000%, 9/15/2028 - 11/15/2031	164,088
290,096		8.000%, 10/15/2030 - 11/15/2030	321,669
		TOTAL	6,584,194
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $289,324,450)	302,758,899
		COLLATERALIZED MORTGAGE OBLIGATIONS--19.8%
		Federal Home Loan Mortgage Corporation--7.0%
3,661,059		0.619%, 1/15/2037, REMIC 3260 PF	3,604,671
694,636		0.629%, 6/15/2036, REMIC 3175 FE	686,059
3,776,400		0.649%, 5/15/2036, REMIC 3160 FD	3,730,795
4,506,908		0.669%, 4/15/2036, REMIC 3144 FB	4,447,439
8,047,890		0.699%, 7/15/2036, REMIC 3179 FP	7,975,026
1,036,188		0.719%, 8/15/2036, REMIC 3206 FE	1,022,436
1,405,939		7.500%, 4/15/2033, REMIC 3076 NM	1,474,636
		TOTAL	22,941,062
		Federal National Mortgage Association--6.7%
223,880		0.000%, 10/1/2035, REMIC 361 1	197,785
667,269		0.563%, 10/25/2031, REMIC 2005-63 FC	653,512
2,891,331		0.613%, 7/25/2036, REMIC 2006-58 FP	2,853,680
4,102,820		0.653%, 11/25/2036, REMIC 2006-104 FY	4,037,590
4,289,461		0.663%, 9/25/2036, REMIC 2006-81 FB	4,243,729
3,563,562		0.673%, 12/25/2036, REMIC 2006-115 EF	3,511,921
4,047,117		0.693%, 9/25/2036, REMIC 2006-85 PF	3,967,792
1,321,783		0.693%, 10/25/2036, REMIC 2006-93 FM	1,298,203
1,049,744		0.713%, 6/25/2036, REMIC 2006-43 FL	1,037,470
118,147		6.500%, 4/1/2032, REMIC 321 2	20,935
		TOTAL	21,822,617
		Non-Agency Mortgage--6.1%
3,388,484		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,637,053
2,166,280		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,032,561
1,393,668		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,195,107
1,919,761		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.513%, 5/19/2047	771,796
3,341,528		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	2,657,411
3,303,515		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	2,627,181
3,277,678		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,545,888
462	2,3	Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 0.000%, 5/28/2018	316
72,827	2,3	Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 0.000%, 7/26/2024	57,395
243,902	2,3	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	10,215
2,706,714		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,056,475
1,125,690		Washington Mutual 2006-AR1, Class 2A1B, 2.410%, 1/25/2046	359,195
2,017,328		Washington Mutual 2006-AR15, Class 1A, 2.180%, 11/25/2046	715,057
2,618,579		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	2,185,906
		TOTAL	19,851,556
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $72,499,748)	64,615,235
		MUTUAL FUND--3.7%
11,943,583	4,5	Government Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	11,943,583
		REPURCHASE AGREEMENT--1.6%
$5,406,000	6
Interest in $28,809,000 joint repurchase agreement 0.24%, dated 6/18/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $28,815,146 on 7/20/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 6/1/2035 and the market value of that underlying security was $29,387,727. (AT COST)

5,406,000

TOTAL INVESTMENTS --- 117.8%
(IDENTIFIED COST $379,173,781)7

384,723,717

OTHER ASSETS AND LIABILITIES --- NET --- (17.8)%8

(58,014,460)

TOTAL NET ASSETS --- 100%

$
326,709,257

1	All or a portion of these securities are subject to dollar-roll transactions.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2009, these restricted securities amounted to $67,926, which represented 0.02% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Board of Directors ("the Directors"), held at June 30, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 0.000%, 5/28/2018	8/15/2001	$ 394	$ 316
Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 0.000%, 7/26/2024	1/29/2002	$58,598	$57,395
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027.	6/11/1999	$ 9,310	$10,215

3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated company.
5	7-Day net yield.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7
At June 30, 2009, the cost of investments for federal tax purposes was $379,173,781.  The net unrealized appreciation of investments for federal tax purposes was $5,549,936.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,192,109 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,642,173.

8	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2009.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt securities
Mortgage-Backed Securities	$---	$302,758,899	$---	$302,758,899
Collateralized Mortgage Obligations	---	64,547,309	67,926	64,615,235
Mutual Fund	11,943,583	---	---	11,943,583
Repurchase Agreement	---	5,406,000	---	5,406,000
Total securities	$11,943,583	$372,712,208	$67,926	$384,723,717

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of October 1, 2008	$71,738
Realized gain	2,059
Change in unrealized depreciation	337
Net purchases (sales)	(6,208)
Balance as of June 30, 2009	$ 67,926

The following acronyms are used throughout this portfolio:

IO	--Interest Only
PO	--Principal Only
REMIC	--Real Estate Mortgage Investment Conduit

Federated Ultrashort Bond Fund

Portfolio of Investments

June 30, 2009 (unaudited)

Principal Amount or Shares	Value

		ADJUSTABLE-RATE MORTGAGES--3.0%
		Federal National Mortgage Association--3.0%
$5,969,975		FNMA ARM 544848, 3.045%, 4/01/2030	$6,058,575
4,369,779		FNMA ARM 544872, 3.541%, 7/01/2034	4,481,269
946,582		FNMA ARM 556379, 2.740%, 5/01/2040	948,770
4,678,966		FNMA ARM 618128, 2.881%, 8/01/2033	4,738,482
		TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $16,188,611)	16,227,096
		ASSET-BACKED SECURITIES—35.6%
		Auto Receivables--17.3%
4,291,685		Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	4,283,889
983,060		Americredit Automobile Receivables Trust 2007-AX, Class A3, 5.19%, 11/6/2011	975,263
1,181,780		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	1,193,902
5,210,099		Americredit Automobile Receivables Trust 2005-BM , Class A4, 0.398%, 5/6/2012	5,029,547
1,750,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,516,517
2,676,486		BMW Vehicle Lease Trust 2007-1, Class A3B, 0.559%, 8/15/2013	2,674,424
6,500,000		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	6,543,387
4,300,635		Capital One Auto Finance Trust 2005-C, Class A4B, 0.359%, 6/15/2012	4,186,461
2,427,034		Capital One Auto Finance Trust 2006-A, Class A4, 0.329%, 12/15/2012	2,335,983
4,839,194		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	4,817,548
1,818,396		Carmax Auto Owner Trust 2007-3, Class A3B, 0.719%, 12/15/2011	1,812,977
561,027		Fifth Third Auto Trust 2008-1, Class A2B, 1.569%, 2/15/2011	561,118
1,393,762		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 0.669%, 6/15/2012	1,374,836
427,881		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	432,053
2,069,000		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	2,095,518
4,789,029		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	4,872,118
4,750,000		Huntington Auto Trust 2008-1, Class A3B, 1.819%, 4/16/2012	4,743,993
180,898		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	181,126
6,000,000		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	6,235,020
1,081,297		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	1,085,139
2,732,390		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	2,652,126
1,065,198		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	1,074,388
3,000,000		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	3,058,823
3,292,661		Navistar Financial Corp. Owner Trust 2005-A, Class A4, 4.43%, 1/15/2014	3,302,123
4,000,000		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	3,987,700
2,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	2,029,115
2,000,000		Superior Wholesale Inventory Financing Trust 2007-AE1, Class B, 0.619%, 1/15/2012	1,853,167
4,250,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	4,387,344
2,000,000		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	2,032,297
3,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	3,047,174
2,006,175		USAA Auto Owner Trust 2008-3, Class A2, 3.58%, 3/15/2011	2,021,284
2,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	2,037,992
3,500,000	1,2	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	3,324,934
1,037,335		Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 1.165%, 3/21/2011	1,037,104
3,000,000		World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.619%, 10/15/2012	2,968,237
		TOTAL	95,764,627
		Credit Card—14.2%
3,000,000		American Express Credit Account Master Trust 2004-5, Class A, 0.409%, 4/16/2012	2,998,072
1,945,000		American Express Credit Account Master Trust 2005-5A, Class A, 0.359%, 2/15/2013	1,921,331
6,250,000	1,2	American Express Credit Account Master Trust 2006-B, Class B, 0.469%, 8/15/2013	5,942,621
2,900,000		American Express Credit Account Master Trust 2008-3 A, Class A, 1.269%, 8/15/2012	2,901,360
1,045,000		American Express Credit Account Master Trust, Class B, 0.439%, 10/15/2012	1,021,511
500,000		American Express Issuance Trust 2007-1 B, 9/15/2011, Class B, 0.869%, 9/15/2011	427,598
4,000,000		Bank Of America Credit Card Trust 2008-A9 A9, 7/16/2012, Class A9, 4.07%, 7/16/2012	4,047,266
2,270,000		Bank Of America Credit Card Trust 2007-B1 B1, 6/15/2012, Class B1, 0.399%, 6/15/2012	2,225,143
275,000		Bank Of America Credit Card Trust 2007-B4 B4, 9/15/2012, Class B4, 0.409%, 9/15/2012	266,971
832,000		Bank Of America Credit Card Trust 2007-B5 B5, 3/15/2012, Class B5, 0.919%, 3/15/2012	824,745
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	528,063
4,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.609%, 6/15/2014	3,557,653
4,500,000		Bank One Issuance Trust 2004-B2, Class B2, 4.37%, 4/15/2012	4,507,877
3,000,000		Capital One Multi-Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	2,967,985
2,900,000		Capital One Multi-Asset Execution Trust 2004-B6, Class B6, 4.15%, 7/16/2012	2,905,730
1,100,000		Chase Issuance Trust 2008-A7, Class A7, 0.969%, 11/15/2011	1,101,348
4,000,000		Chase Issuance Trust 2009-A3, Class A3, 2.40%, 6/17/2013	4,001,247
3,000,000		Chase Issuance Trust Class A 2007-A14, Class A, 0.569%, 9/15/2011	3,000,473
2,475,000		Chase Issuance Trust Class C1 2005-C1, Class C1, 0.689%, 11/15/2012	2,390,428
3,500,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	4,838,586
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 0.751%, 11/25/2013	4,851,694
5,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.638%, 10/7/2013	4,660,906
2,255,000		Citibank Credit Card Issuance Trust 2007-B2, Class B2, 5.00%, 4/2/2012	2,234,254
6,000,000		MBNA Credit Card Master Note Trust 2002-A8, Class A8, 1.281%, 12/15/2011	6,004,322
1,600,000		MBNA Credit Card Master Note Trust 2003-C1, Class C1, 2.019%, 6/15/2012	1,563,188
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 0.369%, 8/15/2012	5,888,564
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 0.509%, 8/15/2012	919,900
		TOTAL	78,498,836
		Equipment Lease--0.4%
2,000,000		CNH Equipment Trust 2008-B, Class A4B, 2.219%, 12/15/2014	1,913,623
160,848	1,2	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	161,074
		TOTAL	2,074,697
		Home Equity Loan--2.6%
2,500,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.674%, 7/25/2035	1,699,441
1,993,143		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	1,884,203
652,088		Citifinancial Mortgage Securities, Inc. Series 2003-4, Class AF4, 4.427%, 10/25/2033	525,914
675,876		Citigroup Mortgage Loan Trust Inc. 2006-WFH3, Class A2, 0.414%, 10/25/2036	638,251
197,724		Countrywide Asset Backed Certificates 2004-4, Class A, 0.684%, 8/25/2034	166,207
1,025,848		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.565%, 9/20/2023	494,816
421,010		JP Morgan Mortgage Acquisition Corp. 2006-CH1, Class A2, 0.364%, 7/25/2036	398,672
554,042		Lehman XS Trust 2005-8, Class 2A1A, 0.514%, 12/25/2035	489,011
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.994%, 11/25/2034	569,962
2,912,230		Morgan Stanley Capital Inc. 2006-NC4, Class A2B, 0.404%, 6/25/2036	2,726,946
109,416	1,2,3	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	10,531
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.644%, 2/25/2035	88,182
1,228,565		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	1,145,079
1,909,868		Popular ABS Mortgage Pass-Through Trust 2006-D, Class A1, 0.374%, 11/25/2046	1,837,218
1,466,224	1,2	Quest Trust 2004 - X1, Class A, 0.644%, 3/25/2034	1,050,219
772,516		Residential Asset Securities Corp. 2005-KS11, Class AI3, 0.514%, 12/25/2035	675,019
186,597		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.914%, 8/25/2033	165,313
2,532,132	1,3	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1,266
		TOTAL	14,566,250
		Manufactured Housing--0.6%
666,268		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	694,393
2,614,435		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	2,634,187
77,926		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	57,013
		TOTAL	3,385,593
		Other--0.5%
1,044,240		Caterpillar Financial Asset Trust 2008-A A2B, 12/27/2010, Class A2B, 1.464%, 12/27/2010	1,044,646
1,959,473		Green Tree Recreational Equipment & Consumer Trust Series 2008-REC1, Class A1, 9.50%, 3/25/2025	1,822,310
1,522,376	1	KLIO Funding Ltd. 2004-1A, Class A1, 1.566%, 4/23/2039	46,566
		TOTAL	2,913,522
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $203,734,342)	197,203,525
		CORPORATE BONDS--20.5%
		Basic Industry - Chemicals--0.3%
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,563,858
		Capital Goods - Aerospace & Defense--0.9%
1,200,000	1,2	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,210,505
2,000,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	2,075,904
1,500,000		Raytheon Co., Note, 4.85%, 1/15/2011	1,564,455
		TOTAL	4,850,864
		Capital Goods - Diversified Manufacturing--0.3%
1,500,000		Tyco Electronics Group SA, Company Guarantee, 6.00%, 10/1/2012	1,474,443
		Communications - Media & Cable--0.5%
2,000,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	2,049,553
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	1,040,165
		TOTAL	3,089,718
		Communications - Media Noncable--1.2%
2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,282,130
4,750,000		Reed Elsevier, Inc., Floating Rate Note, 0.959%, 6/15/2010	4,690,469
		TOTAL	6,972,599
		Communications - Telecom Wireless--0.7%
1,750,000	1,2	Verizon Wireless Capital LLC, 5.55%, 2/1/2014	1,855,380
2,000,000		Vodafone Group PLC, 5.35%, 2/27/2012	2,108,741
		TOTAL	3,964,121
		Communications - Telecom Wirelines--1.5%
1,500,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,649,155
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,071,300
2,290,000		Telecom Italia Capital, Note, 1.51%, 2/1/2011	2,197,511
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,589,417
750,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	800,146
		TOTAL	8,307,529
		Consumer Cyclical - Automotive--0.4%
2,000,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 5.875%, 3/15/2011	2,030,488
		Consumer Cyclical - Entertainment--0.7%
1,500,000		Time Warner, Inc., Floating Rate Note, 1.15%, 11/13/2009	1,498,233
1,500,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,615,920
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	550,047
		TOTAL	3,664,200
		Consumer Cyclical - Retailers--0.9%
1,500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,597,945
1,500,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,622,742
1,500,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,567,454
		TOTAL	4,788,141
		Consumer Non-Cyclical Food/Beverage--1.8%
1,500,000	1,2	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,604,874
1,500,000		General Mills, Inc., 5.65%, 9/10/2012	1,619,483
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,581,076
1,275,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,355,207
1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,535,893
1,500,000	1,2	SABMiller PLC, Note, 6.20%, 7/1/2011	1,576,063
		TOTAL	10,272,596
		Consumer Non-Cyclical Health Care--0.2%
1,095,000		Covidien International Finance SA, 5.45%, 10/15/2012	1,158,492
		Consumer Non-Cyclical Pharmaceuticals--0.6%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,550,542
1,750,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,843,253
		TOTAL	3,393,795
		Consumer Non-Cyclical Products--0.5%
950,000		Philips Electronics NV, 4.625%, 3/11/2013	973,427
1,500,000		Procter & Gamble Co., 4.60%, 1/15/2014	1,581,889
		TOTAL	2,555,316
		Consumer Non-Cyclical Supermarkets--0.3%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,536,329
		Energy - Independent--0.4%
1,500,000		Devon Financing Corp., 6.875%, 9/30/2011	1,634,960
480,000	1,2	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	478,203
		TOTAL	2,113,163
		Energy - Integrated--0.5%
1,500,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,562,999
1,111,250	1,2	Qatar Petroleum, 5.579%, 5/30/2011	1,129,932
		TOTAL	2,692,931
		Energy - Refining--0.5%
2,500,000		Valero Energy Corp., 6.875%, 4/15/2012	2,648,539
		Financial Institution - Banking--2.4%
750,000		Bank of America Corp., 4.25%, 10/1/2010	756,470
1,700,000		Bank of America Corp., Unsecd. Note, 7.80%, 2/15/2010	1,748,020
1,500,000	1,2	Barclays Bank plc, 7.375%, 6/15/2049	981,717
2,000,000		Capital One Financial Corp., Sr. Note, Series MTN, 5.70%, 9/15/2011	2,016,755
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	944,799
1,500,000		Goldman Sachs Group, Inc., 5.30%, 2/14/2012	1,556,577
1,500,000		Household Finance Corp., 7.00%, 5/15/2012	1,553,930
2,000,000		Morgan Stanley, Note, 4.00%, 1/15/2010	2,031,851
2,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	2,020,491
		TOTAL	13,610,610
		Financial Institution - Finance Noncaptive--0.7%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	2,255,403
2,000,000		General Electric Capital Corp., Floating Rate Note, 1.259%, 4/10/2012	1,863,481
		TOTAL	4,118,884
		Financial Institution - Insurance - Health--0.4%
2,000,000		UnitedHealth Group, Inc., 4.125%, 8/15/2009	2,009,868
		Financial Institution - Insurance - Life--0.2%
1,500,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,455,994
		Financial Institution - Insurance - P&C--0.5%
1,250,000		The Travelers Cos., Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 6/15/2012	1,273,235
2,000,000	1,2	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,600,000
		TOTAL	2,873,235
		Technology--0.8%
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,225,755
2,000,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	2,096,586
		TOTAL	4,322,341
		Transportation - Services--0.3%
1,500,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,508,827
		Utility - Electric--3.0%
1,500,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,517,300
1,500,000		Consolidated Edison Co., Deb., 4.875%, 2/1/2013	1,553,764
3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	3,053,919
1,500,000	1,2	Electricite De France, 5.50%, 1/26/2014	1,612,370
4,000,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	4,245,769
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	2,050,097
2,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	2,637,174
		TOTAL	16,670,393
		TOTAL CORPORATE BONDS (IDENTIFIED COST $111,714,386)	113,647,274
		MORTGAGE-BACKED SECURITIES--0.4%
		Federal National Mortgage Association--0.4%
758,819		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	795,449
1,439,366		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	1,543,206
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,283,107)	2,338,655
		COLLATERALIZED MORTGAGE OBLIGATIONS--7.5%
		Commercial Mortgage--0.7%
1,432,158		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	1,440,814
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.803%, 6/13/2042	2,308,853
		TOTAL	3,749,667
		Federal Home Loan Mortgage Corporation--3.7%
623,981		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.669%, 2/15/2018	627,661
712,037		Federal Home Loan Mortgage Corp. REMIC 2802 FX, 0.769%, 2/15/2032	712,167
5,114,788		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.779%, 2/15/2034	5,059,780
5,596,730		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.699%, 5/15/2036	5,518,606
5,000,000		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.069%, 7/15/2036	4,996,875
3,409,995		Federal Home Loan Mortgage Corp., Class FE, 0.719%, 7/15/2036	3,377,385
		TOTAL	20,292,474
		Federal National Mortgage Association--1.6%
2,862,693		Federal National Mortgage Association REMIC 2002-77 FA, 1.318%, 12/18/2032	2,903,204
6,087,207		Federal National Mortgage Association REMIC 2008-69 FB, 1.314%, 6/25/2037	6,087,629
		TOTAL	8,990,833
		Non-Agency Mortgage--1.5%
59,815		Bank of America Mortgage Securities 2003-A, Class 1A1, 5.872%, 2/25/2033	48,270
533,137	1,2	C-BASS ABS LLC Series 1999-3, Class B1, 6.646%, 2/3/2029	143,947
2,462,640		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,950,623
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.865%, 11/20/2035	44,497
1,373,977		Countrywide Home Loans 2006-OA5, Class 2A3, 0.684%, 4/25/2046	249,335
1,257,477		Crusade Global Trust 2005-1, Class A1, 0.674%, 6/17/2037	1,041,945
874,067		Impac CMB Trust 2004-7, Class 1A2, 1.234%, 11/25/2034	338,055
1,065,800		Impac CMB Trust 2004-9, Class 1A2, 1.194%, 1/25/2035	478,444
4,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 0.584%, 2/25/2037	167,699
448,221	3	WMALT Mortgage Pass-Through Certificates 2005-AR1, Class B2, 1.514%, 12/25/2035	4,482
2,063,765		Washington Mutual 2006-AR1, Class 2A1B, 2.41%, 1/25/2046	658,524
2,689,771		Washington Mutual 2006-AR15, Class 1A, 2.18%, 11/25/2046	953,409
1,371,087		Washington Mutual 2006-AR17, Class 1A, 2.16%, 12/25/2046	463,674
349,232		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.075%, 7/25/2034	283,151
1,936,770		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.722%, 7/25/2034	1,812,241
		TOTAL	8,638,296
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $54,354,544)	41,671,270
		GOVERNMENT AGENCIES--3.5%
		Federal Home Loan Mortgage Corporation--2.8%
15,000,000		Federal Home Loan Mortgage Corp., 3.25%, 7/16/2010	15,398,477
		Federal National Mortgage Association--0.7%
4,000,000		Federal National Mortgage Association, 2.875%, 10/12/2010	4,108,762
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $18,981,052)	19,507,239
		MUTUAL FUNDS—25.7%4
1,981,200		Federated Mortgage Core Portfolio	19,792,190
2,745,954		High Yield Bond Portfolio	15,102,748
107,760,517	5	Prime Value Obligations Fund, Institutional Shares, 0.72%	107,760,517
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $140,653,549)	142,655,455
		REPURCHASE AGREEMENT--2.7%
$15,000,000
Interest in $500,000,000 joint repurchase agreement 0.08%, dated 6/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,001,111 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2039 and the market value of those underlying securities was $510,001,726. (AT COST)

15,000,000

TOTAL INVESTMENTS–98.9%
(IDENTIFIED COST $562,909,591)6

548,250,514

OTHER ASSETS AND LIABILITIES–NET—1.1%7

6,276,523

TOTAL NET ASSETS–100%

$
554,527,037

At June 30, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date

Foreign Currency
Units to Deliver/Receive
In Exchange For

Unrealized
Appreciation

Contracts Sold:

4/12/2010
188,125 Euro
$265,275

$1,397

4/11/2011
3,525,255 Euro
$4,975,545

$20,093

UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS
$21,490

Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net”.

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  At June 30, 2009, these restricted securities amounted to $22,730,202, which represented 4.1% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”).  At June 30, 2009, these liquid restricted securities amounted to $22,682,370, which represented 4.1% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at June 30, 2009, is as follows:
	Security	Acquisition Date	Acquisition Cost	Market Value
	KLIO Funding Ltd. 2004-1A, Class A1, 1.566%, 4/23/2039	10/30/2006	$1,531,358	$46,566
	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$2,526,832	$ 1,266
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated companies.
5	7-Day net yield.
6
At June 30, 2009, the cost of investments for federal tax purposes was $562,909,591. The net unrealized depreciation of investments for federal tax purposes was $14,659,077. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,233,842 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,892,919.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Adjustable-Rate Mortgages	$---	$16,227,096	$---	$16,227,096
Asset-Backed Securities	---	197,191,728	11,797	197,203,525
Corporate Bonds		113,647,274	---	113,647,274
Mortgage-Backed Securities	---	2,338,655	---	2,338,655
Collateralized Mortgage Obligations		41,666,788	4,482	41,671,270
Government Agencies		19,507,239	---	19,507,239
Mutual Funds	142,655,455	---	---	142,655,455
Repurchase Agreement	---	15,000,000	---	15,000,000
Total Securities	$142,655,455	$405,578,780	$16,279	$548,250,514
Other Financial instruments*	$--	$21,490	$---	$21,490

*Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Mortgages and Collateralized Mortgage Obligations Securities	Other Financial Instruments
Balance as of October 1, 2008	$58,309	$--
Realized gain (loss)	(23)	--
Change in unrealized appreciation (depreciation)	(41,099)	--
Net Purchases (Sales)	(908)	--
Balance as of June 30, 2009	$16,279	$--

The following acronyms are used throughout this portfolio:

ARM	--Adjustable-Rate Mortgage
FNMA	--Federal National Mortgage Association
MTN	--Medium Term Note
NIM	--Net interest Margin
OPT	--Option
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	August 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 20, 2009